Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets
Employer contributions	174	160
Pension Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	6,576	6,507
Current service cost	145	170
Interest cost	312	278
Reciprocal transfers		1
Benefits paid	(319)	(317)
Net actuarial loss (gain)	821	(63)
Projected benefit obligation, end of year	7,535	6,576
Change in plan assets
Fair value of plan assets, beginning of year	5,731	4,992
Actual return on plan assets	703	887
Reciprocal transfers		1
Benefits paid	(319)	(317)
Employer contributions	174	160
Employee contributions	35	30
Administrative expenses	(25)	(22)
Fair value of plan assets, end of year	6,299	5,731
Unfunded status	1,236	845
Post-Retirement and Post-Employment Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	1,531	1,459
Current service cost	41	40
Interest cost	73	63
Benefits paid	(45)	(44)
Net actuarial loss (gain)	(18)	13
Projected benefit obligation, end of year	1,582	1,531
Change in plan assets
Benefits paid	(45)	(44)
Unfunded status	1,582	1,531